Assets Held For Sale - Additional Information (Detail) - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2017	Jun. 30, 2018	May 09, 2018
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Investment owned (as percent)			23.00%
Loss on disposals	$ 166
Drilling Unit [Member] | Sale of West Rige [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Loss on disposals		$ (2)
Jurong Shipyard [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Investment owned (as percent)			77.00%
Jurong Shipyard [Member] | Drilling Unit [Member] | Sale of West Rige [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Fair value of consideration received				$ 126